Additional Information Regarding Share Option Outstanding (Detail) (Stock Option, USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	2,988,609
Option Outstanding weighted-Average Remaining Life (Years)	8 years 5 months 12 days
Weighted-Average Exercise Price Per Share	$ 18.31
$0.01-$5.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	$ 0.01
Strike price, maximum	$ 5.00
$5.00-$12.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	$ 5.00
Strike price, maximum	$ 12.00
Number of Options Outstanding	132,086
Option Outstanding weighted-Average Remaining Life (Years)	5 years 5 months 9 days
Weighted-Average Exercise Price Per Share	$ 7.69
$12.00-$20.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	$ 12.00
Strike price, maximum	$ 20.00
Number of Options Outstanding	1,809,483
Option Outstanding weighted-Average Remaining Life (Years)	8 years 6 months 7 days
Weighted-Average Exercise Price Per Share	$ 15.86
$20.00-$25.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	$ 20.00
Strike price, maximum	$ 25.00
Number of Options Outstanding	1,047,040
Option Outstanding weighted-Average Remaining Life (Years)	8 years 8 months 16 days
Weighted-Average Exercise Price Per Share	$ 23.88